Basis of Preparation and Significant Accounting Policies - Narrative (Details)	12 Months Ended		24 Months Ended
	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2020
Options
Disclosure of detailed information about intangible assets [line items]
Vesting period	4 years
RSUs
Disclosure of detailed information about intangible assets [line items]
Vesting period	3 years
Conversion rate, numerator (in shares)	1
PSUs
Disclosure of detailed information about intangible assets [line items]
Vesting period	3 years
Award requisite service period	3 years
DSUs
Disclosure of detailed information about intangible assets [line items]
Conversion rate, numerator (in shares)	1
25% vested in year 1 | Options
Disclosure of detailed information about intangible assets [line items]
Vesting (as a) percentage	25.00%
25% vested in year 1 | RSUs
Disclosure of detailed information about intangible assets [line items]
Vesting (as a) percentage	33.33%
25% vested in year 2 | Options
Disclosure of detailed information about intangible assets [line items]
Vesting (as a) percentage	25.00%
25% vested in year 2 | RSUs
Disclosure of detailed information about intangible assets [line items]
Vesting (as a) percentage	33.33%
25% vested in year 3 | Options
Disclosure of detailed information about intangible assets [line items]
Vesting (as a) percentage	25.00%
25% vested in year 3 | RSUs
Disclosure of detailed information about intangible assets [line items]
Vesting (as a) percentage	33.33%
25% vested in year 4 | Options
Disclosure of detailed information about intangible assets [line items]
Vesting (as a) percentage	25.00%
Bottom of range | PSUs
Disclosure of detailed information about intangible assets [line items]
Vesting (as a) percentage	0.00%
Bottom of range | DSUs
Disclosure of detailed information about intangible assets [line items]
Percentage of annual fees paid to Board of Directors paid in form of awards (percent)		75.00%	100.00%
Percentage of annual fees paid to board of directors in cash (percent)			0.00%
Middle Of Range | DSUs
Disclosure of detailed information about intangible assets [line items]
Percentage of annual fees paid to board of directors in cash (percent)			25.00%
Top of range | PSUs
Disclosure of detailed information about intangible assets [line items]
Vesting (as a) percentage	200.00%
Top of range | DSUs
Disclosure of detailed information about intangible assets [line items]
Percentage of annual fees paid to Board of Directors paid in form of awards (percent)		100.00%
Percentage of annual fees paid to board of directors in cash (percent)			50.00%
Intellectual property | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful life of intangible assets	3 years
Intellectual property | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful life of intangible assets	5 years
Other intangible assets | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful life of intangible assets	4 years
Other intangible assets | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful life of intangible assets	15 years
Computer software assets | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful life of intangible assets	1 year
Computer software assets | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful life of intangible assets	10 years
Buildings
Disclosure of detailed information about intangible assets [line items]
Useful life of property, plant and equipment	40 years
Building/leasehold improvements | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful life of property, plant and equipment	40 years
Machinery and equipment | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful life of property, plant and equipment	3 years
Machinery and equipment | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful life of property, plant and equipment	15 years